Vessels, Net (Table) (Details) - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2018
Property Plant And Equipment [Line Items]
Balance		$ 177,597
Balance	$ 177,597	342,693
Vessels' Cost
Property Plant And Equipment [Line Items]
Balance	0	178,136
Vessel acquisition/Additions	178,136	170,503
Balance	178,136	348,639
Accumulated depreciation
Property Plant And Equipment [Line Items]
Balance	0	(539)
Depreciation	(539)	(5,407)
Balance	(539)	(5,946)
Net book value
Property Plant And Equipment [Line Items]
Balance	0	177,597
Vessel acquisition/Additions	178,136	170,503
Depreciation	(539)	(5,407)
Balance	$ 177,597	$ 342,693